Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 002 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
December 31, 2025:	Level 1	Total

Mutual funds	$3,538,150	$3,538,150
Common stock	1,942,691	1,942,691
Money market funds	62,535	62,535

Total investment assets in the fair value hierarchy	5,543,376	5,543,376

Investments measured at net asset value[1]	-	2,299,114

Total investment assets at fair value	$5,543,376	$7,842,490
December 31, 2024:	Level 1	Total

Mutual funds	$3,113,400	$3,113,400
Common stock	3,068,926	3,068,926
Money market funds	115,653	115,653

Total investment assets in the fair value hierarchy	6,297,979	6,297,979

Investments measured at net asset value[1]	-	2,031,629

Total investment assets at fair value	$6,297,979	$8,329,608
	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
As of December 31, 2025:
Common Collective Trust Funds[1]	$2,299,114	None	Immediate	None	5 days – 12 months

As of December 31, 2024:
Common Collective Trust Funds[1]	$2,031,629	None	Immediate	None	5 days – 12 months